Jordan K. Thomsen Vice President, Corporate Counsel Pruco Life Insurance Company 213 Washington Street Newark, NJ 07102 (973) 204-3146 jordan.thomsen@prudential.com

May 2, 2022

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Pruco Life Variable Universal Account (Registration No. 333-49332)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 18; and (ii) that the text of Post-Effective Amendment No. 18 was filed electronically on April 5, 2022 (Accession No. 0000851693-22-000035).

/s/ Jordan K. Thomsen	May 2, 2022

Jordan K. Thomsen Vice President and Corporate Counsel Pruco Life Insurance Company	Date

via EDGAR